Convertible debentures (Tables)	12 Months Ended
Jun. 30, 2026
Convertible debentures
Schedule of components of convertible debentures

June 30,
2025
Principal balance	$8,740,000
Less: conversions into ordinary shares	(7,780,000)
Less: repayments in cash	(960,000)
Remaining balance	—
Less: non-current	—
Total current	$—

Schedule of gain attributable to changes in instrument specific credit risk in other comprehensive income

2026
Day 1 loss on issuance	$(1,345,530)
Subsequent change in fair value attributable to factors other than instrument-specific credit risk	2,394,675
Reclassification of change in instrument-specific credit risk upon settlement	(147,041)
Net gain recognized in earnings	$902,104

Schedule of initial measurement of the debentures

The following table summarizes the initial measurement of the Debentures issued during the year ended June 30, 2026:

		Issuance date fair
	Purchase price	value	Day 1 loss
2025 Debentures	$15,194,810	$16,359,770	$1,164,960
April 2026 Debenture	465,000	501,070	36,070
June 2026 Debenture	1,860,000	2,004,500	144,500
Total	17,519,810	$18,865,340	$1,345,530

Schedule of aggregate unpaid principal balance and carrying amount of the debentures

As of June 30, 2026, the aggregate unpaid principal balance and carrying amount of the Debentures were as follows:

June 30,
2026
Aggregate unpaid principal balance	$14,513,506
Aggregate fair value carrying amount	10,624,818
Excess of unpaid principal over fair value	$3,888,688